Related Party Transactions and Balances (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 03, 2019	Aug. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 18, 2018
Acquired balance due from former majority owner										$ 14,019
Cash paid for acquisition									$ 38,198
Advances to related party								87,645	265,768
Interest expense, related party debt			$ 22,686	$ 35,753		$ 152,262	$ 183,392	222,328	193,617
Notes payable - related parties			500,000		$ 213,617	500,000		500,000	213,617
Promissory Notes [Member]
Repayment of related party debt		$ 50,000
Due to related party	$ 500,000
Debt, maturity date	Jan. 03, 2021
Debt instrument interest rate	20.00%
Promissory Notes [Member] | Chief Executive Officer [Member]
Accrued interest payable			151,007			151,007		83,445
Promissory Notes [Member]
Debt instrument interest rate	18.00%
Former Majority Owner [Member]
Acquired balance due from former majority owner			14,019			14,019		14,019
Payment of cash acquired						489,174		489,174
Cash paid for acquisition						489,174		489,174
Repayment of related party debt					216,155	35,000		130,000	216,155
Due to related party			94,000		259,000	94,000		129,000	259,000
Employee [Member]
Repayment of related party debt						163,000
Due to related party			0		$ 16,300	0		88,000	16,300
Advances to related party						75,000		88,000
Costs and expenses of related party						57,200			$ 56,507
Interest expense, related party debt								44,000
Employee [Member] | Prime EFS, LLC [Member]
Due to related party			$ 0			0		25,000
Advances to related party						25,000		25,000
Interest expense, related party debt						$ 27,500		$ 12,500